Note 15 - Stock-based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Balance (in shares) | shares	1,883,112
Balance (in dollars per share) | $ / shares	$ 79.11
Granted, number of options (in shares) | shares	495,000
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 154.57
Exercised, number of options (in shares) | shares	(425,477)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 50.83
Forfeited, number of options (in shares) | shares	(1,600)
Forfeited, weighted average exercise price (in dollars per share) | $ / shares	$ 93.47
Balance (in shares) | shares	1,951,035
Balance (in dollars per share) | $ / shares	$ 104.41
Shares issuable under options - end of period, weighted average remaining contractual life (Year)	2 years 7 months 6 days
Shares issuable under options - end of period, aggregate intrinsic value | $	$ 179,606
Options exercisable - End of period, number of options (in shares) | shares	730,588
Options exercisable - End of period, weighted average exercise price (in dollars per share) | $ / shares	$ 81.46
Options exercisable - End of period, weighted average remaining contractual life (Year)	1 year 8 months 12 days
Options exercisable - End of period, aggregate instrinsic value | $	$ 84,026